Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note 2 - Securities

Investment securities have been classified according to management's intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,181	$66	$-	$9,247
Municipal notes	10,413	368	(23)	10,758
Corporate securities	1,135	15	-	1,150
Mortgage-backed securities	28,901	736	(29)	29,608
Equity securities	3	-	(2)	1

Total	$49,633	$1,185	$(54)	$50,764

Securities Held to Maturity
Municipal notes	$2,345	$225	$-	$2,570

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value

Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,756	$108	$(1)	$14,863
Municipal notes	6,927	361	(12)	7,276
Mortgage-backed securities	30,350	603	(44)	30,909
Equity securities	3	-	(2)	1

Total	$52,036	$1,072	$(59)	$53,049

Securities Held to Maturity
Municipal notes	$2,435	$230	$-	$2,665

The amortized cost and estimated market value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012
	Amortized Cost	Market Value

Available For Sale:

Due in one year or less	$1,857	$1,864
Due after one year through five years	13,981	14,245
Due in five year through ten years	4,605	4,673
Due after ten years	286	373

Subtotal	20,729	21,155

Equity securities	3	1
Mortgage-backed securities	28,901	29,608

Total	$49,633	$50,764

Held To Maturity
Due in one year or less	$90	$92
Due after one year through five years	455	486
Due in five year through ten years	660	726
Due after ten years	1,140	1,266

Total	$2,345	$2,570

At December 31, 2012 and 2011, securities with a fair value of $44,135,000 and $31,085,000, respectively, were pledged to secure REPO Sweep accounts, FHLB advances and borrowings from the Federal Reserve discount window.

Gross proceeds from the sale of available-for-sale securities for the years ended December 31, 2012 and 2011 were $1.6 million and $0, respectively, resulting in gross gains of $54,000 and $0, respectively, and gross losses of $7,000 and $0, respectively. The tax provision applicable to these net realized gains amounted to $16,000 and $0, respectively.

The investment securities portfolio is evaluated for impairment throughout the year. Impairment is recorded against individual securities, unless the decrease in fair value is attributable to interest rates or the lack of an active market, and management determines that the Company has the intent and ability to hold the investment for a period of time sufficient to allow for an anticipated recovery in the market value. The fair values of investments with an amortized cost in excess of their fair values at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012				December 31, 2011
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	less than 12 months	Fair Value	greater than 12 months	Fair Value	less than 12 months	Fair Value	greater than 12 months
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$-	$-	$-	$-	$1,999	$(1)	$-	$-
Municipal notes	1,537	(23)	-	-	646	(12)	-	-
Mortgage-backed securities	2,725	(13)	1,687	(16)	8,137	(27)	1,458	(17)
Equity securities	-	-	1	(2)	-	-	1	(2)
Total Securities available for sale	$4,262	$(36)	$1,688	$(18)	$10,782	$(40)	$1,459	$(19)
Held to Maturity:
Municipal notes	-	-	-	-	-	-	-	-
Total Securities held to maturity	$-	$-	$-	$-	$-	$-	$-	$-

The unrealized losses on the securities held in the portfolio are not considered other than temporarily impaired (OTTI) and have not been recognized into income. This decision is based on the Company's ability and intent to hold any potentially impaired security until maturity. The performance of the security is based on the contractual terms of the agreement, the extent of the impairment and the financial condition and credit quality of the issuer. The decline in market value is considered temporary and a result of changes in interest rates and other market variables. The Company has the intent and ability to hold these securities until recovery, which may not be until maturity. The fair value of these securities is expected to recover as the securities approach maturity.

As of both December 31, 2012 and 2011, there were 10 securities in an unrealized loss position.